Equity - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Net income for the year attributable to the Owners of the Company	$ 122,476	$ 62,209	$ 58,539
Basic and diluted weighted average number of shares	135,983,968	117,000,000	117,000,000
Basic and diluted earnings per thousand shares	$ 0.90066	$ 0.53170	$ 0.50033